Other Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities	£ 132	£ 97
Other	2,057	2,240
Other liabilities	£ 2,189	£ 2,337